BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 153	$ 1,894
Escrow accounts hold by director	300,500	300,500
Other prepayments	10,000	10,000
Prepaid Expenses		10,000
Total Current Assets	310,653	312,394
TOTAL ASSETS	310,653	312,394	0
CURRENT LIABILITIES:
Accounts payable			237,707
Accounts payable-Related party			8,250
Accrued interest			10,783
Accrued interest - Related parties			89,506
Accrued Liabilities	20,520	14,520
Amount due to shareholder	86,758	66,758
Notes payable			23,000
Notes payable - Related parties			170,529
Total Current Liabilities	107,278	81,278	539,775
STOCKHOLDERS' DEFICIT:
Preferred stock, Class A Preferred Stock; $0.001 par value 175,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 2015: 310,868,500 (2014: 10,368,500) shares issued and outstanding	310,869	310,869	10,369
Additional paid-in capital	413,349	413,349	110,533
Accumulated deficit	(520,843)	(493,102)	(660,677)
Total Stockholders' Deficit	203,375	231,116	(539,775)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 310,653	$ 312,394	$ 0